RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

11.       RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which requires entities to disclose information about financial instructions and derivative instruments that have been offset or that subject to enforceable master netting agreements, to enable users of its financial statements to understand the effect of those arrangements on its financial statements to understand the effect of those arrangements on its financial position.  Entities are required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements.  The amendments in ASU 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all comparable periods presented.  The adoption of additional disclosure requirements are reflected in the Partnership’s consolidated financial statements in Note 9.

In January 2013, FASB issued ASU 2013-01, Balance Sheet (Topic 210), clarifying the scope of the disclosure about Offsetting Assets and Liabilities (“ASU 2013-01”). This update clarifies that the scope of ASU 2011-11 applied to derivatives accounted for in accordance with Topic 815.  This update is in effect for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all the comparable periods presented. The adoption of additional disclosure requirements are reflected in the Partnership’s consolidated financial statements in Note 9.

In April 2013, FASB issued Accounting Standards Update (“ASU”) 2013-07, Presentation of Financial Statements: Liquidation Basis of Accounting (“ASU 2013-07”). ASU 2013-07 provides guidance on when and how to apply the liquidation basis of accounting and on what to disclose in an applicable entity’s financial statements. It is intended to increase the consistency and comparability of financial statements prepared under the liquidation basis of accounting. ASU 2013-07 is effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim period therein and should be applied prospectively. The Partnership is currently evaluating the impact of adopting ASU 2013-07.

In June 2013, the FASB issued ASU No. 2013-08, Financial Services — Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU 2013-08 amends the current criteria for an entity to qualify as an investment company, creates new disclosure requirements and amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 also amends the current requirements related to qualifying for the “investment company deferral” as well as the requirements related to qualifying for the “net asset value practical expedient”. The amendments are effective for interim and annual reporting periods beginning after December 15, 2013. The Partnership is currently evaluating the impact of adopting ASU 2013-08.